INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

At March 31, 2024 and December 31, 2023, intangible assets consist of the following:

March 31, 2024	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	$(1,119,301)	$1,740,699
Customer relationships	4-6 years	2,669,000	(1,405,389)	1,263,611
Non-compete	4-5 years	1,602,000	(657,466)	944,534
Intangible assets, net		$7,131,000	$(3,182,156)	$3,948,844

December 31, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	$(1,035,443)	$1,824,557
Customer relationships	4-6 years	2,669,000	(1,330,972)	1,338,028
Non-compete	4-5 years	1,602,000	(586,066)	1,015,934
Intangible assets, net		$7,131,000	$(2,952,481)	$4,178,519

SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE

Future annual estimated amortization expense is as follows:

For the years ending December 31,
2024 (remaining nine months)	$690,591
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,346
Total	$3,948,844

Future annual estimated amortization expense is as follows:
For the years ending December 31,
2024	$920,266
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,346
Total	$4,178,519